Consolidated Balance Sheets (FY) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 95,588			$ 96,035				$ 54,859
Restricted cash	2,757			2,303				2,485
Accounts receivable, net of allowance for doubtful accounts of $1.0 million and $0.4 million at December 31, 2020 and 2019, respectively	31,699			24,966				17,447
Contract assets	13,595			9,838				8,421
Prepaid expenses and other current assets	19,015			10,686				13,825
Total current assets	162,654			143,828				97,037
Non-current assets:
Property and equipment, net	14,080			14,705				11,700
Capitalized software, net	22,692			16,069				9,865
Other non-current assets	25,793			14,102				7,964
Intangible assets, net	467,848			470,729				367,110
Goodwill	796,218			668,151				426,568	$ 267,668
Total non-current assets	1,326,631			1,183,756				823,207
Total assets	1,489,285			1,327,584				920,244
Current liabilities:
Accounts payable	9,643			11,131				4,312
Accrued expenses and other	41,637			46,408				26,057
Deferred revenue	21,677			13,621				11,646
Customer deposits	8,384			8,247				3,430
Current maturities of long-term debt	6,279			7,294				4,632
Total current liabilities	87,620			86,701				50,077
Non-current liabilities:
Deferred tax liability, net	19,632			10,766				6,208
Long-term deferred revenue	2,511			2,297				2,211
Long-term debt, net of current maturities and deferred financing costs	378,789			691,038				434,131
Other non-current liabilities	16,936			17,626				12,127
Total non-current liabilities	417,868			721,727				454,677
Total liabilities	505,488			808,428				504,754
Commitments and contingencies (Note 16)
Convertible Preferred Stock:
Total convertible preferred stock	0			908,310	$ 783,383	$ 716,539	$ 703,434	690,329
Stockholders' deficit:
Preferred stock	0			0
Common stock, $0.00001 par value, 185,000,000 and 175,000,000 shares authorized and 43,073,327 and 40,730,288 shares issued and outstanding at December 31, 2020 and 2019, respectively	2			0				0
Accumulated other comprehensive income	(972)			1,546				342
Additional paid-in capital	1,493,266			40,564				96,129
Accumulated deficit	(508,499)			(431,264)				(371,310)
Total stockholders' equity (deficit)	983,797	$ (429,830)	$ (417,657)	(389,154)	(348,144)	(333,559)	(308,183)	(274,839)	(22,158)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	1,489,285			1,327,584				920,244
Series B Convertible Preferred Stock
Convertible Preferred Stock:
Total convertible preferred stock	0	760,151	760,151	745,046	620,119	553,275	540,170	527,065	0
Series A Convertible Preferred Stock
Convertible Preferred Stock:
Total convertible preferred stock	$ 0	$ 163,264	$ 163,264	$ 163,264	$ 163,264	$ 163,264	$ 163,264	$ 163,264	$ 384,519